PREPAYMENTS AND OTHER CURRENT ASSETS (Schedule of Prepayments and Other Current Assets) (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expenses And Other Current Assets [Line Items]
Due from suppliers	[1]	¥ 10,751	$ 1,564	¥ 23,243
Due from hospitals	[2]	576	84	1,179
Loan receivables	[3]	151,139	21,982	114,456
Advances to employees	[4]	1,056	154	4,383
Receivables from disposal of medical equipment	[5]	69,410	10,096	90,324
Deferred expenses		50	7	111
Interest receivable		3,680	535	5,100
Dividend receivable		766	111	766
Others		5,084	739	29,959
Prepayments and other current assets, gross		242,512	35,272	269,521
Reserve for unrecoverable deposits		(14,798)	(2,152)	(4,798)
Prepayments and other current assets		¥ 227,714	$ 33,120	¥ 264,723

[1]	Amounts due from suppliers represent prepayments made for orders and returnable deposits of cancelled orders. The risk of loss arising from non-performance by or bankruptcy of suppliers is assessed prior to the order of the equipment. The Group has provided reserve amounting to RMB4,798 and RMB4,798 (US$698) on amounts due from suppliers as at December 31, 2017 and 2018, respectively.
[2]	Amounts due from hospitals represent interest-free advances to hospitals and the compensation to be received from hospitals for early termination. The Group has assessed the impact of such advances on revenue recognition at the outset of the arrangement and has concluded that they do not affect revenue recognition. The risk of loss arising from any failure of hospital customers to fulfill their financial obligations is assessed prior to making the advances and is monitored for recoverability on a regular basis by management.
[3]	Loan receivables represented the loans to other parties, including loans to related parties such as the Xi’an JiangyuanAndike Ltd. (“JYADK”), Beijing Allcure Medical Information Technology Co., Ltd. (“Allcure Information”), Shanghai Meizhongjiahe Imaging Diagnostic Center Co. Ltd. (“SH MJZH”) and Wuxi Meizhongjiahe Cancer Centre(“Wuxi MZJH”) of total amount of RMB13,658 and RMB15,118 (US$2,199) as at December 31, 2017 and 2018, and third parties of RMB85,798 and RMB136,021(US$19,783) as at December 31, 2017 and 2018, respectively, which is an interest free loan balance. The Group has provided reserve amounting to nil and RMB10,000 (US$1,454) on third parties as at December 31, 2017 and 2018, respectively. Besides, the loan to JYADK contributed to interest receivable of RMB221 and RMB454(US$66) as at December 31, 2017 and 2018, respectively (note 24).
[4]	The advances to employees represent interest-free advance held by the Company’s employees to cover expenses of hospital customers. The risk of loss is assessed prior to making the advances and is monitored on a regular basis by management. Historically, the Group has not experienced any loss of such advances.
[5]	Receivables from disposal of medical equipment represented the consideration to be received from several hospitals, which the Group entered into termination contracts with and disposed all leasing equipment to.